LICENSE AGREEMENTS: (Narrative) (Details) - USD ($) $ in Thousands		1 Months Ended	6 Months Ended
	Jun. 06, 2023	Jun. 30, 2021	Jun. 30, 2023	Jun. 30, 2022
Twyneo [Member] | License Agreements With Galderma [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Regulatory approval milestone payments received		$ 7,500
Epsolay [Member] | License Agreements With Galderma [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Regulatory approval milestone payments received		3,500
Twyneo And Epsolay [Member] | License Agreements With Galderma [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sales milestone payments		$ 9,000
Royalties revenues			$ 466	$ 3,500
Twyneo And Epsolay [Member] | License Agreements With Searchlight [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront payments received	$ 11,000		500
Royalties revenues			380
Contract liability			$ 120